Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - EBP 43-1804048 003 [Member]	Dec. 31, 2025 USD ($) [1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 611,801,415
EBP, Net Asset Available for Benefit	$ 613,423,595

[1]	Cost information is not required for participant directed investments and is therefore not included.